UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2003
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diker Management, LLC
           --------------------------------------------------
Address:   745 Fifth Avenue
           --------------------------------------------------
           Suite 1409
           --------------------------------------------------
           New York, New York 10151
           --------------------------------------------------

Form 13F File Number:  28-
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles M. Diker
           --------------------------------------------------
Title:     Managing Manager
           --------------------------------------------------
Phone:     (212) 904-0321
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Charles M. Diker         New York, New York             02/17/04
       -------------------------    ---------------------------     -------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        90
                                               -------------

Form 13F Information Table Value Total:        94,301
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.        Form 13F File Number          Name


    1.         28-                           Diker GP, LLC
    ---        -------------------           --------------------------


                                                      Form 13F INFORMATION TABLE
              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS  OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- ------- -------- --------  --- ---- ---------- -------- -------- -------- --------
APPLE COMPUTER                  COM           037833100     1,400     65,500    SH        SOLE            65,500
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN BIO MEDICA CORP COM    COM           024600108     1,461    967,604    SH    SHARED-OTHER   1            967,604
-----------------------------------------------------------------------------------------------------------------------------------
ACTUATE CORP COMP               COM           00508B102       386    123,910    SH        SOLE           123,910
-----------------------------------------------------------------------------------------------------------------------------------
ACTUATE CORP COMP               COM           00508B102     2,388    767,949    SH    SHARED-OTHER   1            767,949
-----------------------------------------------------------------------------------------------------------------------------------
ADAM INC COM                    COM           00088U108       644    330,110    SH    SHARED-OTHER   1            330,110
-----------------------------------------------------------------------------------------------------------------------------------
ALADDIN KNOWLEDGESYS LTD        COM           M0392N101       376     42,155    SH        SOLE            42,155
-----------------------------------------------------------------------------------------------------------------------------------
ALADDIN KNOWLEDGESYS LTD        COM           M0392N101     5,354    599,601    SH    SHARED-OTHER   1            599,601
-----------------------------------------------------------------------------------------------------------------------------------
AMF BOWLINGINC                  COM           03113V109         1    205,856    SH        SOLE           205,856
-----------------------------------------------------------------------------------------------------------------------------------
ANGEION CORP                    COM           03462H404       434    246,467    SH    SHARED-OTHER   1            246,467
-----------------------------------------------------------------------------------------------------------------------------------
APPLIX INC                      COM           038316105        12      3,418    SH        SOLE             3,418
-----------------------------------------------------------------------------------------------------------------------------------
APPLIX INC                      COM           038316105       285     80,782    SH    SHARED-OTHER   1             80,782
-----------------------------------------------------------------------------------------------------------------------------------
BINDVIEW DEV CORP               COM           090327107        75     19,814    SH        SOLE            19,814
-----------------------------------------------------------------------------------------------------------------------------------
BINDVIEW DEV CORP               COM           090327107     1,697    450,142    SH    SHARED-OTHER   1            450,142
-----------------------------------------------------------------------------------------------------------------------------------
CENTURY ALUM CO                 COM           156431108       276     14,500    SH        SOLE            14,500
-----------------------------------------------------------------------------------------------------------------------------------
CLICK COMM INC                  COM           18681D208       276     53,884    SH    SHARED-OWNER   1             53,884
-----------------------------------------------------------------------------------------------------------------------------------
CAPTIVA SOFTWARECORP            COM           14073T109       552     43,584    SH        SOLE            43,584
-----------------------------------------------------------------------------------------------------------------------------------
CAPTIVA SOFTWARECORP            COM           14073T109     7,233    570,876    SH    SHARED-OTHER   1            570,876
-----------------------------------------------------------------------------------------------------------------------------------
CENTRA SOFTWARE INC             COM           15234X103       100     25,408    SH        SOLE            25,408
-----------------------------------------------------------------------------------------------------------------------------------
CENTRA SOFTWARE INC             COM           15234X103       949    240,176    SH    SHARED-OTHER   1            240,176
-----------------------------------------------------------------------------------------------------------------------------------
CENTEX CORP                     COM           152312104     3,972     36,900    SH        SOLE            36,900
-----------------------------------------------------------------------------------------------------------------------------------
CHYRON CORP                     COM           171605207        95    306,387    SH        SOLE           306,387
-----------------------------------------------------------------------------------------------------------------------------------
DATATRAK INTL INCCOM            COM           238134100     1,152    190,484    SH    SHARED-OTHER   1            190,484
-----------------------------------------------------------------------------------------------------------------------------------
DISNEY                          COM DISNEY    254687106       427     18,300    SH        SOLE            18,300
-----------------------------------------------------------------------------------------------------------------------------------
DIAL CORP NEW                   COM           25247D101       271      9,500    SH        SOLE             9,500
-----------------------------------------------------------------------------------------------------------------------------------
DEL LABORATORIES                COM           245091103     5,490    219,587    SH        SOLE           219,587
-----------------------------------------------------------------------------------------------------------------------------------
STREICHER MOBILEFUELING INCCOM  COM           862924107       105     78,000    SH        SOLE            78,000
-----------------------------------------------------------------------------------------------------------------------------------
GRIC COMMUNICATIONS             COM           398081109       973    181,366    SH        SOLE           181,366
-----------------------------------------------------------------------------------------------------------------------------------
GRIC COMMUNICATIONS             COM           398081109     4,596    857,544    SH    SHARED-OTHER   1            857,544
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH GRADES INCCOM            COM           42218Q102        26     43,500    SH    SHARED-OTHER   1             43,500
-----------------------------------------------------------------------------------------------------------------------------------
INSIGHTFUL CORP COM             COM           45770X100       610    298,950    SH    SHARED-OTHER   1            298,950
-----------------------------------------------------------------------------------------------------------------------------------
IMPAC MED SYS INCCOM            COM           45255A104       997     39,020    SH    SHARED-OTHER   1             39,020
-----------------------------------------------------------------------------------------------------------------------------------
INFONOW CORP COMNEW             COM           456664309        75     25,019    SH        SOLE            25,019
-----------------------------------------------------------------------------------------------------------------------------------
INFONOW CORP COMNEW             COM           456664309     1,601    539,156    SH    SHARED-OTHER   1            539,156
-----------------------------------------------------------------------------------------------------------------------------------
IMAGE SENSING SYSINC            COM           45244C104       341     33,800    SH    SHARED-OTHER   1             33,800
-----------------------------------------------------------------------------------------------------------------------------------
J NET ENTERPRISES               COM           46622V102       300    214,200    SH        SOLE           214,200
-----------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON               COM           478160104       300      5,800    SH        SOLE             5,800
-----------------------------------------------------------------------------------------------------------------------------------
JUPITERMEDIA CORP               COM           48207D101     1,244    273,324    SH        SOLE           273,324
-----------------------------------------------------------------------------------------------------------------------------------
JUPITERMEDIA CORP               COM           48207D101     1,733    380,780    SH    SHARED-OTHER   1            380,780
-----------------------------------------------------------------------------------------------------------------------------------
LATITUDE COMMUNICATIONSINCCOM   COM           518292107       443    112,750    SH    SHARED-OTHER   1            112,750
-----------------------------------------------------------------------------------------------------------------------------------
LANDACORP INC COM               COM           514756105         8      3,500    SH        SOLE             3,500
-----------------------------------------------------------------------------------------------------------------------------------
LANDACORP INC COM               COM           514756105       468    194,850    SH    SHARED-OTHER   1            194,850
-----------------------------------------------------------------------------------------------------------------------------------
LIVEPERSON INC                  COM           538146101       856    171,112    SH        SOLE           171,112
-----------------------------------------------------------------------------------------------------------------------------------
LIVEPERSON INC                  COM           538146101     5,321  1,064,145    SH    SHARED-OTHER   1          1,064,145
-----------------------------------------------------------------------------------------------------------------------------------
LARK TECHNOLOGIESINC COMNEW     COM           517238200       601    125,300    SH    SHARED-OTHER   1            125,300
-----------------------------------------------------------------------------------------------------------------------------------
MAGAL SECURITY SYS LTDORD       COM           M6786D104     1,390    177,047    SH    SHARED-OTHER   1            177,047
-----------------------------------------------------------------------------------------------------------------------------------
PC MALL INC                     COM           69323K100       219     13,500    SH        SOLE            13,500
-----------------------------------------------------------------------------------------------------------------------------------
3M COMPANY COM                  COM           88579Y101       340      4,000    SH        SOLE             4,000
-----------------------------------------------------------------------------------------------------------------------------------
MOTOROLA                        COM           620076109       140     10,000    SH        SOLE            10,000
-----------------------------------------------------------------------------------------------------------------------------------
NATURAL HEALTH TRENDS CORP      COM           63888P406         2        153    SH        SOLE               153
-----------------------------------------------------------------------------------------------------------------------------------
NATURAL HEALTH TRENDS CORP      COM           63888P406       376     35,847    SH    SHARED-OTHER   1             35,847
-----------------------------------------------------------------------------------------------------------------------------------
NUMEREX CORP                    COM           67053A102       915    240,650    SH        SOLE           240,650
-----------------------------------------------------------------------------------------------------------------------------------
NOVADIGM INC                    COM           669937104        65     16,666    SH        SOLE            16,666
-----------------------------------------------------------------------------------------------------------------------------------
NOVADIGM INC                    COM           669937104     1,713    441,459    SH    SHARED-OTHER   1            441,459
-----------------------------------------------------------------------------------------------------------------------------------
OMEGA PROTEIN CORP              COM           68210P107       108     14,000    SH        SOLE            14,000
-----------------------------------------------------------------------------------------------------------------------------------
ONVIA COM INC                   COM           68338T403        45      9,702    SH        SOLE             9,702
-----------------------------------------------------------------------------------------------------------------------------------
ONVIA COM INC                   COM           68338T403     1,896    408,686    SH    SHARED-OTHER   1            408,686
-----------------------------------------------------------------------------------------------------------------------------------
OPTIKA INC                      COM           683973101        36      7,900    SH        SOLE             7,900
-----------------------------------------------------------------------------------------------------------------------------------
OPTIKA INC                      COM           683973101     1,731    380,476    SH    SHARED-OTHER                380,476
-----------------------------------------------------------------------------------------------------------------------------------
OPTIO SOFTWARE INC COM          COM           68389J106        49     41,000    SH    SHARED-OTHER   1             41,000
-----------------------------------------------------------------------------------------------------------------------------------
PULTE HOMES                     COM           745867101       983     21,000    SH        SOLE            21,000
-----------------------------------------------------------------------------------------------------------------------------------
PHARSIGHT CORP COM              COM           71721Q101       145    249,100    SH    SHARED-OTHER   1            249,100
-----------------------------------------------------------------------------------------------------------------------------------
PRIMUS KNOWLEDGESOLUTIONS       COM           74163Q100       458     72,786    SH        SOLE            72,786
-----------------------------------------------------------------------------------------------------------------------------------
PRIMUS KNOWLEDGESOLUTIONS       COM           74163Q100     6,824  1,084,825    SH    SHARED-OTHER   1          1,084,825
-----------------------------------------------------------------------------------------------------------------------------------
PROLOGIS TR SBI                 COM           743410102       209      6,500    SH        SOLE             6,500
-----------------------------------------------------------------------------------------------------------------------------------
PACTIV CORP                     COM           695257105       371     15,500    SH        SOLE            15,500
-----------------------------------------------------------------------------------------------------------------------------------
PERVASIVE SOFTWARE INCCOM       COM           715710109        44      6,000    SH        SOLE             6,000
-----------------------------------------------------------------------------------------------------------------------------------
PERVASIVE SOFTWARE INCCOM       COM           715710109     1,441    198,737    SH    SHARED-OTHER   1            198,737
-----------------------------------------------------------------------------------------------------------------------------------
RETEK INC COM                   COM           76128Q109       264     28,500    SH        SOLE            28,500
-----------------------------------------------------------------------------------------------------------------------------------
RETEK INC COM                   COM           76128Q109     1,119    120,554    SH    SHARED-OTHER   1            120,554
-----------------------------------------------------------------------------------------------------------------------------------
RIMAGE CORP                     COM           766721104        40      2,500    SH        SOLE             2,500
-----------------------------------------------------------------------------------------------------------------------------------
RIMAGE CORP                     COM           766721104       949     59,919    SH    SHARED-OTHER   1             59,919
-----------------------------------------------------------------------------------------------------------------------------------
RAINMAKER SYS INCCOM            COM           750875106        26     18,453    SH        SOLE            18,453
-----------------------------------------------------------------------------------------------------------------------------------
RAINMAKER SYS INCCOM            COM           750875106       816    583,112    SH    SHARED-OTHER   1            583,112
-----------------------------------------------------------------------------------------------------------------------------------
RADVISION LTD ORD               COM           M81869105        23      2,000    SH        SOLE             2,000
-----------------------------------------------------------------------------------------------------------------------------------
RADVISION LTD ORD               COM           M81869105     1,717    150,441    SH    SHARED-OTHER   1            150,441
-----------------------------------------------------------------------------------------------------------------------------------
SEGUE SOFTWARE INC              COM           815807102       113     45,105    SH        SOLE            45,105
-----------------------------------------------------------------------------------------------------------------------------------
SEGUE SOFTWARE INC              COM           815807102     2,135    854,119    SH    SHARED-OTHER   1            854,119
-----------------------------------------------------------------------------------------------------------------------------------
SUPPORT INC COM                 COM           868587106       248     18,881    SH        SOLE            18,881
-----------------------------------------------------------------------------------------------------------------------------------
SUPPORT INC COM                 COM           868587106     3,634    276,132    SH    SHARED-OTHER   1            276,132
-----------------------------------------------------------------------------------------------------------------------------------
TECH TEAM GLOBALINC             COM           878311109        32      4,626    SH        SOLE             4,626
-----------------------------------------------------------------------------------------------------------------------------------
TECH TEAM GLOBALINC             COM           878311109       962    137,656    SH    SHARED-OTHER   1            137,656
-----------------------------------------------------------------------------------------------------------------------------------
TYLER TECHNOLOGIES              COM           902252105       204     21,200    SH        SOLE            21,200
-----------------------------------------------------------------------------------------------------------------------------------
UNIFY CORP COM                  COM           904743101        11     13,334    SH        SOLE            13,334
-----------------------------------------------------------------------------------------------------------------------------------
UNIFY CORP COM                  COM           904743101       662    770,283    SH    SHARED-OTHER   1            770,283
-----------------------------------------------------------------------------------------------------------------------------------
VASTERA INC OC-COM              COM           92239N109       351     87,674    SH        SOLE            87,674
-----------------------------------------------------------------------------------------------------------------------------------
VASTERA INC OC-COM              COM           92239N109     1,721    430,344    SH    SHARED-OTHER   1            430,344
-----------------------------------------------------------------------------------------------------------------------------------
VERSATA INC COM NEW             COM           925298200       60     36,400     SH        SOLE            36,400
-----------------------------------------------------------------------------------------------------------------------------------
VERSATA INC COM NEW             COM           925298200     1,103    668,539    SH    SHARED-OTHER   1            668,539
-----------------------------------------------------------------------------------------------------------------------------------
WITNESS SYS INC COM             COM           977424100       379     40,876    SH        SOLE            40,876
-----------------------------------------------------------------------------------------------------------------------------------
WITNESS SYS INC COM             COM           977424100     2,328    251,165    SH    SHARED-OTHER   1            251,165
-----------------------------------------------------------------------------------------------------------------------------------

Positions in certain securities otherwise reportable on this Form 13F-HR have been omitted and filed separately with the Securities and Exchange Commission pursuant to a request for confidential treatment.